SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

The Company has evaluated events from March 31, 2023 through the date the financial statements were issued. The events requiring disclosure for this period are as follows;

Extension of Maturity of Convertible Notes

On April 28 the Company extended the Maturity of a $1,000,000 convertible note to August 31, 2023

On May 10, 2023 the Company extended the Maturity of three (3) convertible notes for a value of $1,165,000 to April 30, 2024. The interest rate was renegotiated to 10%, from the former 6%, and the Company received the right to repurchase the note at 120% of face-value plus interest, after 60 days of the extension.

For the brokerage of the deal, our Investment Banker was compensated with 800,000 5-year warrants exercisable at $0.20/share, valued at $0.4358, based on Black and Scholes Option Pricing Model, for a total value of $348,637.

Common Stock

Shares issued in private placement

Cash Investment

On April 18, 2023 the Company issued 78,125 shares of Common Stock against $25,000, or $0.32/share.

Debt Restructure

On April 14, 2023, the transactions set forth below were approved by the Company’s Board of Directors with an objective to reduce the Company’s debt at a price equal to the Company’s Private Placement Memorandum (“PPM”) currently in place, or $0.32/share.

137,656 shares of Common Stock were issued against supplier invoices amounting to $44,050.

6,763,562 shares of Common Stock were issued to offset an affiliate against invoices paid on behalf of the Company and accrued salaries to our Officers, for a total value of $2,164,340.

Shares Awarded under the 2021 Stock Plan:

On April 18, 2023 the Company issued 80,000 shares of Common Stock, awarded in January 2023, to four Board Members in reward of their attendance at Board and Committee meetings during the fourth quarter of 2022. The total fair market value at the time of the award was $38,400, or $0.48/share.

On April 18, 2023 the Company issued 2,000 shares of Common Stock, awarded in January 2023, to an Advisory Board Members in compensation for the fourth quarter of 2022. The total fair market value at the time of the award was $960, or $0.48/share.

On April 18, 2023 the Company issued 30,000 shares of Common Stock, awarded in January 2023, to three Board Members in reward of their attendance at Board and Committee meetings during the first quarter of 2023. The total fair market value at the time of the award was $12,750, or $0.425/share.

On April 18, 2023 the Company issued 2,000 shares of Common Stock, awarded in January 2023, to an Advisory Board Members in compensation for the first quarter of 2023. The total fair market value at the time of the award was $850, or $0.425/share.

Management sees no further subsequent events requiring disclosure.

NOTE 13 – SUBSEQUENT EVENTS

The Company has evaluated events from December 31, 2022 through the date the financial statements were issued. The events requiring disclosure for this period are as follows:

Common stock

Reset of 2021 Stock Plan

In accordance with the stipulations of the 2021 Stock Plan, the Plan was reset at January 1, 2023. The Company has after the reset 19,892,071 option- or stock awards available for grant under the 2021 Plan.

Shares issued in private placement

On January 4, 2023 the Company issued 93,750 shares of Common Stock against $30,000, or $0.32/share, shown as stock subscription in the December 31, 2022 stockholders’ equity statement.

On February 10, 2023 the Company issued 156,250 shares of Common Stock against $50,000, or $0.32/share

Management sees no further subsequent events requiring disclosure.